INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 assets vessel	Dec. 31, 2012 vessel	Dec. 31, 2013 assets
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Number of VLCCs and Suezmaxes Chartered	17
Term of charters, minimum (in years)	3 years
Term of charters, maximum (in years)	12 years
Number of offshore supply vessels chartered on long-term bareboat charters	1
Joint venture, ownership percentage	50.00%
Assets accounted for as direct financing leases and leased to related parties	19		22
Number of Suezmax Tankers Transferred To Operating Lease Assets		2
Minimum future lease revenues to be received [Abstract]
2014	$ 117,479
2015	155,562
2016	154,626
2017	147,931
2018	135,690
Thereafter	463,039
Total minimum lease revenues	$ 1,174,327